Transactions with Related Parties (Details) € in Thousands, $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended			10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Apr. 30, 2016 USD ($)	Jun. 05, 2015	May 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2015 USD ($)	Nov. 11, 2014 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Aug. 31, 2016 USD ($)	Feb. 04, 2015	Dec. 31, 2013 USD ($)
Dividends received						$ 0		$ 7,298
General and administrative expenses	$ 6,392	$ 8,668				12,830		15,479
Due from affiliate, total	16,183					16,183						$ 8,887
Due from affiliate, current	17,461					17,461						12,669
Due to affiliate, current	24,365					24,365						17,791
Due to affiliate non-current	6,430					6,430						0
Deferred gain recognized in Statement of Comprehensive Income	3,424	17,968				16,376		31,880
Credit facility outstanding amount	254,956					254,956						233,136
Loan receivable from affiliate companies - Book Value	21,827					21,827						16,474
Goldland Anonymos Eteria
Annual lease payments of office						1,052	€ 943
Acropolis
Commissions paid	0	2				0		6
Dividends received	85	0				85		0
Trade accounts payable	76					76						76
Navios Partners
Unamortized deferred gain for vessels and rights sold	12,793					12,793						13,680
Deferred gain recognized in Statement of Comprehensive Income	473	735				887		1,470
Maximum borrowing capacity					$ 60,000
Amount drawn down			$ 21,000
Credit facility outstanding amount	0					$ 0
Interest rate description					LIBOR plus 300 basis points
Loan margin percentage					3.00%
Credit facility maturity date					Jan. 02, 2017
Navios Acquisition
Credit facility termination date						Apr. 14, 2016	Apr. 14, 2016
Maximum borrowing capacity	50,000					$ 50,000			$ 200,000			40,000
Line Credit Facility Arrangement Fees									$ 4,000
Credit facility outstanding amount	0					$ 0						$ 40,000
Interest rate description						LIBOR plus 300 basis points	LIBOR plus 300 basis points					LIBOR plus 300 basis points
Loan margin percentage						3.00%	3.00%					3.00%
Fixed interest rate									6.00%
Credit facility maturity date						Dec. 31, 2018	Dec. 31, 2018					Dec. 31, 2015	Dec. 29, 2014
Navios Midstream
Description of the option to acquire Navios Midstream						Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Midstream GP LLC ('Midstream General Partner'), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Navios Maritime Midstream GP LLC and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2016, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Midstream GP LLC ('Midstream General Partner'), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Navios Maritime Midstream GP LLC and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2016, Navios Holdings had not exercised any part of that option.
Affiliates excluding Navios Europe I & Navios Europe II
Due from affiliate, total	16,183					$ 16,183						$ 8,887
Due to affiliate, current	24,313					24,313						17,791
Due to affiliate non-current	6,430					6,430						0
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee																$ 20,000
Amount of future charter payments covered by guarantee	19,445					19,445
General and administrative expenses	1,938	1,505				3,876		3,105
Navios Acquisition Agreement
General and administrative expenses	2,375	1,935				4,768		3,861
Navios Logistics Agreement
General and administrative expenses	250	190				500		380
Navios Europe I Agreement
General and administrative expenses	323	201				646		397
Administrative services agreement term in years											6 years
Navios Midstream Agreement
General and administrative expenses	375	214				750		414
Administrative services agreement term in years										5 years
Navios Europe II Agreement
General and administrative expenses	453	27				$ 906		27
Administrative services agreement term in years				6 years
Minimum | Navios Midstream
Option agreement percentage interests						25.00%	25.00%
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings															20.00%
Navios Partners
Dividends received	0	8,124				$ 0		16,248
Deferred gain recognized in Statement of Comprehensive Income	$ (2,421)	$ 4,097				$ (1,467)		$ 8,170
Ownership percentage of Navios Holdings	20.10%					20.10%
Navios Europe I
Due from affiliate, total	$ 1,747					$ 1,747						1,609
Due from affiliate, current	52					52						211
Due from affiliate, non current	$ 1,799					$ 1,799						1,398
Ownership percentage of Navios Holdings	47.50%					47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage						12.70%	12.70%
Loan receivable from affiliate companies - Book Value	$ 7,125					$ 7,125						7,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisitions,Navios Partners
Available amount of loan facility	9,100					9,100
Navios Europe II
Due from affiliate, total	2,580					2,580						4,196
Due from affiliate, current	1,278					1,278						3,571
Due from affiliate, non current	$ 1,302					$ 1,302						625
Ownership percentage of Navios Holdings	47.50%					47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage						18.00%	18.00%
Loan receivable from affiliate companies - Book Value	$ 11,602					$ 11,602						$ 7,327
Funding Commitment | Navios Europe I | Navios Revolving Loans I
Available amount of loan facility	9,100					9,100								$ 4,323
Funding Commitment | Navios Europe II | Navios Revolving Loans II
Available amount of loan facility	$ 14,075					$ 14,075								$ 6,686